Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023
Disclosure of operating segments [line items]
Net interest income	$ 7,327	$ 6,286	$ 20,282	$ 18,587
Non-interest income	7,304	6,691	21,988	20,192
Total revenue	14,631	12,977	42,270	38,779
Provision for credit losses	659	616	2,392	1,748
Non-interest expense	8,599	7,765	25,231	22,754
Income (loss) before income taxes	5,373	4,596	14,647	14,277
Income taxes (recoveries)	887	736	2,629	3,604
Net income	4,486	3,860	12,018	10,673
Non-interest expense includes:
Depreciation and amortization	759	693	2,142	2,066
Total assets	2,076,107		2,076,107		$ 2,006,531
Total liabilities	1,951,615		1,951,615		1,891,384
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	5,052	4,062	13,668	11,886
Non-interest income	1,673	1,501	4,841	4,516
Total revenue	6,725	5,563	18,509	16,402
Provision for credit losses	607	305	1,995	1,128
Non-interest expense	2,715	2,319	7,482	6,805
Income (loss) before income taxes	3,403	2,939	9,032	8,469
Income taxes (recoveries)	913	805	2,430	2,294
Net income	2,490	2,134	6,602	6,175
Non-interest expense includes:
Depreciation and amortization	325	240	840	721
Total assets	736,538		736,538		636,046
Total liabilities	736,467		736,467		635,952
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,133	1,047	3,419	3,352
Non-interest income	3,632	3,355	10,501	10,004
Total revenue	4,765	4,402	13,920	13,356
Provision for credit losses	16	102	54	196
Non-interest expense	3,679	3,498	11,100	10,379
Income (loss) before income taxes	1,070	802	2,766	2,781
Income taxes (recoveries)	208	139	529	569
Net income	862	663	2,237	2,212
Non-interest expense includes:
Depreciation and amortization	299	312	919	925
Total assets	177,293		177,293		179,227
Total liabilities	175,910		175,910		177,389
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	285	336	946	762
Total revenue	285	336	946	762
Provision for credit losses	1		2
Non-interest expense	70	69	210	204
Income (loss) before income taxes	214	267	734	558
Income taxes (recoveries)	44	52	167	106
Net income	170	215	567	452
Non-interest expense includes:
Depreciation and amortization	3	15	6	39
Total assets	27,501		27,501		24,130
Total liabilities	27,463		27,463		24,895
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	817	907	2,242	2,650
Non-interest income	2,187	1,772	6,867	5,837
Total revenue	3,004	2,679	9,109	8,487
Provision for credit losses	38	209	342	424
Non-interest expense	1,755	1,620	5,119	4,831
Income (loss) before income taxes	1,211	850	3,648	3,232
Income taxes (recoveries)	39	(99)	60	80
Net income	1,172	949	3,588	3,152
Non-interest expense includes:
Depreciation and amortization	133	126	387	381
Total assets	1,045,826		1,045,826		1,100,172
Total liabilities	1,045,630		1,045,630		1,099,893
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	325	270	953	699
Non-interest income	(473)	(273)	(1,167)	(927)
Total revenue	(148)	(3)	(214)	(228)
Provision for credit losses	(3)		(1)
Non-interest expense	380	259	1,320	535
Income (loss) before income taxes	(525)	(262)	(1,533)	(763)
Income taxes (recoveries)	(317)	(161)	(557)	555
Net income	(208)	$ (101)	(976)	$ (1,318)
Non-interest expense includes:
Depreciation and amortization	(1)		(10)
Total assets	88,949		88,949		66,956
Total liabilities	$ (33,855)		$ (33,855)		$ (46,745)